SCHEDULE OF SENIOR SECURED PROMISSORY NOTES (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2021	Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Balance, January 31, 2021 and October 31, 2021
Additions	2,749,412		4,650,000
Discount	(412,412)		(150,000)
Transaction costs	(207,746)		(639,250)
Accretion	206,968		992,117
Repayment			(4,852,867)
Balance, October 31, 2022	2,336,222
December senior secured promissory note [member]
IfrsStatementLineItems [Line Items]
Balance, January 31, 2021 and October 31, 2021
Additions			3,000,000
Discount
Transaction costs			(396,500)
Accretion			527,382
Repayment			(3,130,882)
Balance, October 31, 2022
April senior secured promissory note [member]
IfrsStatementLineItems [Line Items]
Balance, January 31, 2021 and October 31, 2021
Additions			1,650,000
Discount			(150,000)
Transaction costs			(242,750)
Accretion			464,735
Repayment			(1,721,985)
Balance, October 31, 2022